Segment reporting (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 1,965	$ 1,629	$ 1,535	$ 3,595	$ 3,475
Non-interest income				21,074	21,167
Total revenues	12,112	12,557	11,904	24,668	24,642
Credit loss expense / (release)	163	100	95	263	201
Operating expenses	9,756	10,324	10,340	20,080	20,597
Operating profit / (loss) before tax	2,193	2,132	1,469	4,325	3,844
Tax expense / (benefit)	(209)	430	293	221	905
Net profit / (loss)	2,402	1,702	1,175	4,105	2,939
Additional information
Total assets	1,669,991	1,543,363		1,669,991		$ 1,565,028
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income				3,413	3,698
Non-interest income				9,309	8,498
Total revenues				12,722	12,196
Credit loss expense / (release)	3	6	(1)	9	(4)
Operating expenses				10,150	10,228
Operating profit / (loss) before tax				2,563	1,972
Additional information
Total assets	584,157			584,157		559,601
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income				2,605	2,859
Non-interest income				1,941	1,836
Total revenues				4,547	4,695
Credit loss expense / (release)	114	53	103	167	146
Operating expenses				3,078	2,800
Operating profit / (loss) before tax				1,302	1,748
Additional information
Total assets	481,297			481,297		447,068
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income				(34)	(31)
Non-interest income				1,547	1,574
Total revenues				1,513	1,543
Credit loss expense / (release)	0	0	0	0	0
Operating expenses				1,224	1,303
Operating profit / (loss) before tax				289	241
Additional information
Total assets	25,873			25,873		22,702
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income				(1,575)	(1,841)
Non-interest income				7,724	7,394
Total revenues				6,149	5,554
Credit loss expense / (release)	48	35	(6)	83	26
Operating expenses				4,788	4,496
Operating profit / (loss) before tax				1,279	1,032
Additional information
Total assets	520,571			520,571		453,422
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Net interest income				(23)	57
Non-interest income				225	1,345
Total revenues				202	1,402
Credit loss expense / (release)	(2)	7	(1)	6	35
Operating expenses				838	1,818
Operating profit / (loss) before tax				(642)	(451)
Additional information
Total assets	38,279			38,279		68,260
Group Items
Disclosure Of Operating Segments [Line Items]
Net interest income				(791)	(1,267)
Non-interest income				327	520
Total revenues				(465)	(747)
Credit loss expense / (release)	0	$ (1)	$ 0	(1)	(2)
Operating expenses				2	(48)
Operating profit / (loss) before tax				(465)	$ (699)
Additional information
Total assets	$ 19,813			$ 19,813		$ 13,975